Unaudited condensed quarterly financial data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unaudited condensed quarterly financial data
Total revenues	$ 351.7	$ 362.6	$ 293.0	$ 252.6	$ 225.9	$ 243.6	$ 251.4	$ 293.1	$ 206.4	$ 1,121.0	$ 771.5	$ 1,134.1	$ 994.5	$ 1,107.3
Total expenses	386.3	305.8	478.1	240.2	219.9	240.8	219.5	292.8	203.5	951.8	938.2	1,244.0	956.6	774.1
Net (loss) income attributable to Sirius Group's common shareholder	$ (28.0)	$ 16.0	$ (179.0)	$ (0.8)	$ 7.7	$ 6.9	$ 27.8	$ (12.0)	$ 9.8	$ 110.3	$ (172.1)	$ (156.1)	$ 32.5	$ 291.2
Basic earnings per common share and common share equivalent	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43
Diluted earnings per common share and common share equivalent	$ (0.23)	$ 0.13	$ (1.49)	$ (0.01)	$ 0.06	$ 0.06	$ 0.23	$ (0.10)	$ 0.08	$ 0.88	$ (1.43)	$ (1.30)	$ 0.27	$ 2.43